UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
and Shareholder Letter
December 31, 2015

Franklin California Tax-Free Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
State Update and Municipal Bond Market Overview	3
Franklin California Insured Tax-Free Income Fund	5
Franklin California Intermediate-Term Tax-Free
Income Fund	11
Franklin California Tax-Exempt Money Fund	17
Financial Highlights and Statements of Investments	20
Financial Statements	47
Notes to Financial Statements	52
Shareholder Information	62

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

State Update and Municipal Bond Market Overview

During the six months under review, California’s large and diverse economy continued to gain momentum mostly due to its universities and innovative businesses. Job growth in the state has been outpacing that of the nation. Unemployment fell each month during the period from 6.3% in June to 5.8% in December, although it was still above the 5.0% national rate.1 The state gained jobs in various sectors with the largest increases in professional and business services; leisure and hospitality; trade, transportation and utilities; government; and education and health services. The housing market in California was strong, with median sale prices of existing single-family homes up in the fourth quarter of 2015.

California experienced strong revenues during the period due to temporary tax increases and a multi-year bull market for equities. The state reported tax receipts that were higher than budget estimates. Most of the increase in revenues came from tax revenues related to capital gains. However, these types of revenues are volatile, difficult to forecast and highly influenced by stock market corrections. California’s budget has improved the state’s liquidity and its most recent fiscal year closed with a positive cash balance. California’s net tax-supported debt was $2,407 per capita and 5.1% of personal income, compared with the $1,012 and 2.5% national medians.2

Independent credit rating agency Standard & Poor’s (S&P) raised its rating of California’s general obligations bonds to AA+ from AA- and affirmed the state’s stable outlook.3 S&P’s upgrade acknowledged that California has deposited cash and bonds in a secure escrow account to service its debt. The stable outlook reflected S&P’s view of the state’s improved budget governance, adequate budgetary reserves, strong overall liquidity and declining debt ratios. However, S&P also cited risks for California including high housing costs, a volatile revenue base, large retirement benefit liabilities and a backlog of deferred maintenance and infrastructure needs.

During the six-month reporting period ended December 31, 2015, municipal bonds performed better than both the U.S. Treasury market and the U.S. stock market. Investment-grade municipal bonds, as measured by the Barclays Municipal Bond Index, generated a +3.18% total return for the period, while U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, posted a +0.81% total return, and stocks, as measured by the Standard & Poor’s 500 Index, rose only 0.15%.4 Each market experienced volatility primarily due to uncertainty regarding the timing and magnitude of an anticipated interest rate increase by the Federal Reserve (Fed). Toward the end of the period, geopolitical concerns exacerbated the volatility, as China’s devaluation of its currency in August negatively affected other Asian, U.S. and European markets.

The financial markets reflected investor uncertainty about when the Fed might begin raising interest rates after it removed the word “patient” from its statement on interest rate policy. During the period, the Fed raised its target rate range to 0.25%–0.50% citing labor market improvement and continued economic growth. The municipal bond market had little reaction, likely because it had expected the move. We anticipate the municipal bond market, as well as others, will continue to monitor the Fed and economic conditions as investors would like more clarity about what data the Fed will rely on for monetary action.

The Fed’s interest rate increase did not deter investors, and municipal bond fund flows were positive for much of the latter half of the period. High yield municipal bonds outperformed investment grade with a +3.81% total return over the reporting period, as measured by the Barclays Municipal High Yield Index.4 Overall new issuance for the period was strong with more than $148 billion in bonds coming to the market; however, overall net supply was offset by more than $181 billion in bonds either maturing or being called out of the market.5

Several developments affected Puerto Rico bonds over the reporting period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which created additional strain on a commonwealth already facing economic stagnation and fiscal imbalances. These challenges also led to liquidity issues including reduced access to the financial markets. On February 6, 2015, a federal judge ruled

1. Source: Bureau of Labor Statistics.

2. Source: Moody’s Investors Service, 2015 State Debt Medians: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.

3. This does not indicate S&P’s rating of the Fund.

4. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

5. Source: Goldman Sachs Securities Division, Bloomberg.

See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report 3

STATE UPDATE AND MUNICIPAL BOND MARKET OVERVIEW

that Puerto Rico’s Public Corporation Debt Enforcement and Recovery Act (the Act), signed into law on June 28, 2014, was unconstitutional. Following the ruling, which was affirmed by the U.S. Court of Appeals on July 6, 2015, independent credit rating agencies Moody’s Investors Service and S&P repeatedly downgraded Puerto Rico’s general obligation debt, as well as the ratings of certain related Puerto Rico issuers. On August 21, Puerto Rico petitioned the U.S. Supreme Court to review the ruling invalidating the Act. In early December, the U.S. Supreme Court granted Puerto Rico’s request and the case is expected to be heard in the spring of 2016. In addition, the Commonwealth continued to seek the expansion of Chapter 9 bankruptcy eligibility through the U.S. Congress.

Near the end of June, in conjunction with announcing that Puerto Rico’s debt was “not payable,” Governor Alejandro Garcia Padilla publicly called for a restructuring of Puerto Rico debt obligations, while certain other Puerto Rico issuers continued to negotiate with creditors for a financial restructuring. During the reporting period, Puerto Rico’s financial issues led to partial defaults by Puerto Rico’s Public Finance Corporation on its debt service payments beginning on August 3, 2015. The uncertainty arising from these recent actions led to price volatility among several Puerto Rico municipal bond issues.

In September, Governor Garcia Padilla’s working group issued a preliminary report regarding the island’s financial situation and potential restructuring recommendations, although lacking somewhat in specific detail. Franklin Templeton has been a member of a creditors’ committee (Ad Hoc Group) made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated, market-based, long-term solution to PREPA’s liquidity and structural issues. On December 23, 2015, a Restructuring Support Agreement was signed. The agreement, which is subject to legislative approval, provides for the Ad Hoc Group to exchange its bonds at 85 cents on the dollar into a new “securitization” bond. There are still many details that need to be resolved, and the formulation of the exchange offer and necessary legislation may take several months. However, we are satisfied that implementation of this agreement would allow PREPA to provide reliable and lower cost service, fund its capital needs for the medium term, ensure environmental compliance, diversify generation resources to include more natural gas and provide jobs.

We believe the PREPA agreement demonstrates how the combination of pursuing our legal rights and engaging in negotiations can achieve positive results, avoiding costly lawsuits or bankruptcy proceedings. The market viewed this agreement as positive, and at period-end, PREPA bonds were trading at about 65 cents on the dollar.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4 Semiannual Report

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Franklin California Insured Tax-Free Income Fund

We are pleased to bring you Franklin California Insured Tax-Free Income Fund’s semiannual report for the period ended December 31, 2015. The Fund closed to all new investments (other than reinvestment of dividends or capital distributions) at the close of market on March 1, 2013.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in insured municipal securities that pay interest free from such taxes.1,2

Credit Quality Breakdown*
12/31/15
% of Total
Ratings	Investments
AAA	7.11%
AA	78.05%
A	0.21%
BBB	6.90%
Refunded	7.07%
Not Rated	0.66%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.96 on June 30, 2015, to $13.15 on December 31, 2015. The Fund’s Class A shares paid dividends totaling 25.87 cents per share for the same period.3 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.78%, based on an annualization of December’s 4.32 cent per share dividend and the maximum offering price of $13.73 on December 31, 2015. An investor in the 2015 maximum combined effective federal and California personal income tax bracket of 50.83% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.69% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, in which interest rates for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve relatively high, current, tax-free income for shareholders.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.
3. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 23.

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Semiannual Report 5

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

Dividend Distributions*
7/1/15–12/31/15
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
July	4.27	3.67	4.36
August	4.32	3.72	4.41
September	4.32	3.72	4.41
October	4.32	3.72	4.41
November	4.32	3.72	4.41
December	4.32	3.70	4.42
Total	25.87	22.25	26.42

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Since the 2008 financial crisis, insurance penetration in the municipal bond market has greatly decreased, with fewer qualified bond insurers (rated BBB or better) offering insurance on new issues of municipal securities. These circumstances led to a decrease in the supply of insured municipal securities and a consolidation among municipal bond insurers, thereby concentrating the insurance company credit risk with respect to securities in the Fund’s portfolio among fewer municipal bond insurers. Accordingly, effective at the close of the market on March 1, 2013, the Fund was closed to all new investments (other than reinvestment of dividends or capital gain distributions).

Thank you for your continued participation in Franklin California Insured Tax-Free Income Fund. We look forward to serving your future investment needs.

Portfolio Breakdown
12/31/15
% of Total
Investments*
General Obligation	29.8%
Transportation	15.1%
Refunded**	11.4%
Hospital & Health Care	10.6%
Subject to Government Appropriations	10.1%
Utilities	9.8%
Tax-Supported	8.2%
Higher Education	2.7%
Other Revenue	1.4%
Housing	0.9%

*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Breakdown.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 Semiannual Report

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FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

Performance Summary as of December 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/15	6/30/15	Change
A (FRCIX)	$13.15	$12.96	+$0.19
C (FRCAX)	$13.34	$13.15	+$0.19
Advisor (FZCAX)	$13.17	$12.98	+$0.19

Distributions[1] (7/1/15–12/31/15)
	Dividend
Share Class	Income
A	$0.2587
C	$0.2225
Advisor	$0.2642

See page 9 for Performance Summary footnotes.

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Semiannual Report 7

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Performance as of 12/31/15

Cumulative total return excludes sales charges. Average annual total return includes current maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Total Annual
Share Class	Total Return[2]	Total Return[3]	Operating Expenses[4]
A			0.59%
6-Month	+3.49%	-0.94%
1-Year	+4.39%	-0.04%
5-Year	+40.44%	+6.11%
10-Year	+59.44%	+4.32%
C			1.15%
6-Month	+3.16%	+2.16%
1-Year	+3.75%	+2.75%
5-Year	+36.57%	+6.43%
10-Year	+50.88%	+4.20%
Advisor[5]			0.50%
6-Month	+3.53%	+3.53%
1-Year	+4.48%	+4.48%
5-Year	+41.15%	+7.14%
10-Year	+60.70%	+4.86%

	Distribution	Taxable Equivalent	30-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]	Standardized Yield[7]
A	3.78%	7.69%	1.87%	3.80%
C	3.33%	6.77%	1.39%	2.83%
Advisor	4.03%	8.20%	2.06%	4.19%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

8 Semiannual Report

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FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 10/31/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/31/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/31/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/31/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +59.08%
and +6.69%.
6. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
12/31/15.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/21/15 for the maximum combined effective federal and California personal income tax rate of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
8. The 30-day standardized yield for the 30 days ended 12/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Semiannual Report 9

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 7/1/15	Value 12/31/15	Period* 7/1/15–12/31/15
A
Actual	$1,000	$1,034.90	$3.02
Hypothetical (5% return before expenses)	$1,000	$1,022.17	$3.00
C
Actual	$1,000	$1,031.60	$5.87
Hypothetical (5% return before expenses)	$1,000	$1,019.36	$5.84
Advisor
Actual	$1,000	$1,035.30	$2.56
Hypothetical (5% return before expenses)	$1,000	$1,022.62	$2.54

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.59%; C: 1.15%; and Advisor: 0.50%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

10 Semiannual Report

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Franklin California Intermediate-Term Tax-Free Income Fund

We are pleased to bring you Franklin California Intermediate-Term Tax-Free Income Fund’s semiannual report for the period ended December 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of three to 10 years.

Credit Quality Breakdown*
12/31/15

% of Total
Ratings	Investments
AAA	18.68%
AA	50.03%
A	14.37%
BBB	8.92%
Below Investment Grade	0.57%
Refunded	4.51%
Not Rated	2.92%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.01 on June 30, 2015, to $12.17 on December 31, 2015. The Fund’s Class A shares paid dividends totaling 16.98 cents per share for the same period.2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.73%, based on an annualization of December’s 2.83 cent per share dividend and the maximum offering price of $12.45 on December 31, 2015. An investor in the 2015 maximum combined effective federal and California personal income tax bracket of 50.83% (including 3.8% Medicare tax) would need to earn a distribution rate of 5.55% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that maintain an average weighted maturity of three to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve relatively high, current, tax-free income for shareholders.

Puerto Rico’s municipal bond market is widely traded because of its federal and state tax-exemption advantages. After Puerto Rico enacted legislation in June 2014 related to bankruptcy protection for public corporations, Standard & Poor’s, Moody’s Investors Service and Fitch downgraded ratings of Puerto Rico and many of its public corporations and authorities, which were already below investment grade. In February 2015, after a

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 34.

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Semiannual Report 11

FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

Dividend Distributions*
7/1/15–12/31/15
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
July	2.83	2.30	2.93
August	2.83	2.30	2.93
September	2.83	2.29	2.93
October	2.83	2.29	2.93
November	2.83	2.29	2.93
December	2.83	2.27	2.93
Total	16.98	13.74	17.58

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

federal judge ruled the legislation unconstitutional, the rating agencies downgraded Puerto Rico’s general obligation bond rating even further. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as they are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period.

Thank you for your continued participation in Franklin California Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

Portfolio Breakdown
12/31/15
% of Total
Investments*
Utilities	24.8%
General Obligation	17.1%
Tax-Supported	16.6%
Subject to Government Appropriations	10.7%
Transportation	8.0%
Higher Education	6.8%
Hospital & Health Care	6.3%
Refunded**	5.3%
Other Revenue	3.1%
Housing	1.3%

*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Breakdown.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

Performance Summary as of December 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/15	6/30/15	Change
A (FKCIX)	$12.17	$12.01	+$0.16
C (FCCIX)	$12.21	$12.06	+$0.15
Advisor (FRCZX)	$12.20	$12.04	+$0.16

Distributions[1] (7/1/15–12/31/15)
	Dividend
Share Class	Income
A	$0.1698
C	$0.1374
Advisor	$0.1758

See page 15 for Performance Summary footnotes.

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Semiannual Report 13

FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Performance as of 12/31/15

Cumulative total return excludes sales charges. Average annual total return includes current maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Total Annual
Share Class	Total Return[2]	Total Return[3]	Operating Expenses[4]
A			0.63%
6-Month	+2.76%	+0.42%
1-Year	+2.68%	+0.38%
5-Year	+28.45%	+4.65%
10-Year	+51.16%	+3.99%
C			1.18%
6-Month	+2.40%	+1.40%
1-Year	+2.11%	+1.12%
5-Year	+24.99%	+4.56%
10-Year	+43.20%	+3.66%
Advisor[5]			0.53%
6-Month	+2.81%	+2.81%
1-Year	+2.87%	+2.87%
5-Year	+29.24%	+5.26%
10-Year	+52.52%	+4.31%

	Distribution	Taxable Equivalent	30-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]	Standardized Yield[7]
A	2.73%	5.55%	1.45%	2.95%
C	2.23%	4.54%	0.92%	1.87%
Advisor	2.88%	5.86%	1.58%	3.21%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Effective 10/31/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/31/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/31/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/31/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +48.74%
and +5.70%.
6. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
12/31/15.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/21/15 for the maximum combined effective federal and California personal income tax rate of 50.83%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
8. The 30-day standardized yield for the 30 days ended 12/31/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 7/1/15	Value 12/31/15	Period* 7/1/15–12/31/15
A
Actual	$1,000	$1,027.60	$3.16
Hypothetical (5% return before expenses)	$1,000	$1,022.02	$3.15
C
Actual	$1,000	$1,024.00	$5.95
Hypothetical (5% return before expenses)	$1,000	$1,019.25	$5.94
Advisor
Actual	$1,000	$1,028.10	$2.65
Hypothetical (5% return before expenses)	$1,000	$1,022.52	$2.64

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Franklin California Tax-Exempt Money Fund

This semiannual report for Franklin California Tax-Exempt Money Fund covers the period ended December 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital and liquidity.1 The Fund’s portfolio invests at least 80% of its total assets in securities that pay interest free from such taxes. The Fund tries to maintain a stable $1.00 share price.

An investment in the Fund is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Breakdown
12/31/15
% of Total
Investments
Variable Rate Notes	96.8%
Notes and Bonds	3.2%

Performance Overview

In an effort to promote economic growth, the Federal Reserve Board (Fed) held short-term interest rates at a historically low level during most of the six-month period under review. However, in December the Fed raised interest rates to 0.25%–0.50%. With this low rate, the Fund’s seven-day effective yield remained unchanged at 0.0% from June 30, 2015, to December 31, 2015.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

Under normal market conditions, we invest at least 80% of the Fund’s total assets in high-quality, short-term municipal securities whose interest is free from federal and California state personal income taxes. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Performance Summary[1]
Symbol: FCLXX
12/31/15
Seven-day effective yield[2]	0.00%
Seven-day annualized yield	0.00%
Seven-day annualized yield without waiver[3]	-0.51%
Total annual operating expenses[4]	0.53%

1. The Fund has a voluntary fee waiver that may be modified or discontinued at any time, and without further notice. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
There is no guarantee the Fund will be able to avoid a negative yield.
2. Seven-day effective yield assumes the compounding of daily dividends, if any.
3. A negative yield results from accrued expenses exceeding income collected over the seven-day period.
4. The figure is as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figure shown.
Annualized and effective yields are for the seven-day period ended 12/31/15. The
Fund’s average weighted life and average weighted maturity were each 10 days.
Yield reflects Fund expenses and fluctuations in interest rates on portfolio invest-
ments.

Manager’s Discussion

During the period under review, short-term municipal bond yields remained relatively low despite the anticipation of and eventual action by the Federal Open Market Committee (FOMC) increasing the federal funds target rate in December. After maintaining a target rate range of 0% to 0.25% and the discount rate at 0.75% for most of the period, the FOMC raised the federal funds target rate range to 0.25% to 0.50% and moved the discount rate to 1% in December. Meanwhile, the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, a weekly index of variable rate securities, which make up a large portion of Franklin California Tax-Exempt Money Fund, declined to an all-time low. The SIFMA rate ranged from a high during the reporting period of 0.05%, which occurred on July 1, 2015, to an all-time

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 45.

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Semiannual Report 17

FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

low of 0.01%, which occurred first on October 21, 2015, and has remained at that level until the end of the period.2

During the period, variable rate demand note (VRDN) issuance was extremely low, and demand for well-structured VRDNs supported low rates. The Fund continued to be very selective in purchasing high-quality securities. In this environment, the Fund’s yield remained at 0.00% for the reporting period.

During the review period, the Fund participated in several issues including the State of California Department of Water Commercial Paper, Los Angeles Department of Water and Power VRDN and Pacific Gas & Electric VRDN.

The Board of Trustees recently approved a proposal to reorganize the Fund into a new fund to be created for the purpose of the reorganization (New Fund). The New Fund is expected to follow an ultra-short bond strategy. In addition, the New Fund is not expected to be a money market fund and is not expected to try to maintain a stable net asset value of $1.00 per share. The reorganization is subject to shareholder approval, and if approved, is expected to be completed in March 2016. In anticipation of the reorganization, effective December 10, 2015, the Fund was closed to all new investors. If you had an open and funded account on December 10, 2015, you can continue to invest in the Fund through exchanges and additional purchases after such date. The Fund will not accept any additional purchases after the close of market on or about March 11, 2016. The Fund reserves the right to change this policy at any time.

Thank you for your continued participation in Franklin California Tax-Exempt Money Fund.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2. Source: SIFMA, Bloomberg.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 7/1/15	Value 12/31/15	Period* 7/1/15–12/31/15
A
Actual	$1,000	$1,000.00	$0.10
Hypothetical (5% return before expenses)	$1,000	$1,025.04	$0.10

*Expenses are calculated using the most recent six-month annualized expense ratio, net of voluntary expense waivers, of 0.02%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

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Semiannual Report 19

FRANKLIN CALIFORNIA TAX-FREE TRUST

Financial Highlights
Franklin California Insured Tax-Free Income Fund
	Six Months Ended
	December 31, 2015		Year Ended June 30,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period.	$12.96	$12.79	$12.33	$12.72	$11.76	$12.07
Income from investment operations[a]:
Net investment income[b]	0.26	0.52	0.54	0.50	0.54	0.55
Net realized and unrealized gains (losses)	0.19	0.17	0.44	(0.39)	0.96	(0.31)
Total from investment operations	0.45	0.69	0.98	0.11	1.50	0.24
Less distributions from net investment income.	(0.26)	(0.52)	(0.52)	(0.50)	(0.54)	(0.55)
Net asset value, end of period	$13.15	$12.96	$12.79	$12.33	$12.72	$11.76

Total return[c]	3.49%	5.47%	8.22%	0.71%	12.96%	2.08%

Ratios to average net assets[d]
Expenses	0.59%	0.59%	0.60%	0.60%	0.60%	0.61%
Net investment income	3.95%	4.00%	4.38%	3.88%	4.34%	4.63%

Supplemental data
Net assets, end of period (000’s)	$1,452,735	$1,473,195	$1,543,271	$1,777,179	$1,884,339	$1,715,495
Portfolio turnover rate	0.83%	11.87%	12.17%	15.99%	11.93%	12.49%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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			FRANKLIN CALIFORNIA TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin California Insured Tax-Free Income Fund (continued)
	Six Months Ended
	December 31, 2015		Year Ended June 30,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period.	$13.15	$12.96	$12.50	$12.88	$11.90	$12.21
Income from investment operations[a]:
Net investment income[b]	0.23	0.46	0.48	0.44	0.47	0.49
Net realized and unrealized gains (losses)	0.18	0.18	0.43	(0.40)	0.98	(0.32)
Total from investment operations	0.41	0.64	0.91	0.04	1.45	0.17
Less distributions from net investment income.	(0.22)	(0.45)	(0.45)	(0.42)	(0.47)	(0.48)
Net asset value, end of period	$13.34	$13.15	$12.96	$12.50	$12.88	$11.90

Total return[c]	3.16%	4.96%	7.51%	0.22%	12.35%	1.49%

Ratios to average net assets[d]
Expenses	1.15%	1.15%	1.16%	1.15%	1.15%	1.16%
Net investment income	3.39%	3.44%	3.82%	3.33%	3.79%	4.08%

Supplemental data
Net assets, end of period (000’s)	$185,914	$188,724	$201,878	$269,209	$283,985	$234,494
Portfolio turnover rate	0.83%	11.87%	12.17%	15.99%	11.93%	12.49%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin California Insured Tax-Free Income Fund (continued)
	Six Months Ended
	December 31, 2015		Year Ended June 30,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period.	$12.98	$12.81	$12.35	$12.74	$11.77	$12.08
Income from investment operations[a]:
Net investment income[b]	0.27	0.54	0.55	0.52	0.55	0.56
Net realized and unrealized gains (losses)	0.18	0.17	0.44	(0.40)	0.97	(0.31)
Total from investment operations	0.45	0.71	0.99	0.12	1.52	0.25
Less distributions from net investment income.	(0.26)	(0.54)	(0.53)	(0.51)	(0.55)	(0.56)
Net asset value, end of period	$13.17	$12.98	$12.81	$12.35	$12.74	$11.77

Total return[c]	3.53%	5.56%	8.29%	0.81%	13.14%	2.17%

Ratios to average net assets[d]
Expenses	0.50%	0.50%	0.51%	0.50%	0.50%	0.51%
Net investment income	4.04%	4.09%	4.47%	3.98%	4.44%	4.73%

Supplemental data
Net assets, end of period (000’s)	$51,641	$50,599	$46,439	$62,163	$56,993	$41,213
Portfolio turnover rate	0.83%	11.87%	12.17%	15.99%	11.93%	12.49%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

22 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, December 31, 2015 (unaudited)

Franklin California Insured Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.9%
California 98.9%
ABAG Finance Authority for Nonprofit Corps. Insured Health Facility Revenue, Institute on Aging, Series A,
California Mortgage Insured, 5.65%, 8/15/38	$9,000,000	$10,005,660
ABAG Finance Authority for Nonprofit Corps. Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	12,998,920
Channing House, California Mortgage Insured, 6.00%, 5/15/30	8,495,000	10,042,619
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, 5.25%, 10/01/21	64,660,000	69,017,437
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, 5.45%, 10/01/25	25,000,000	26,774,750
Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999, Series B, NATL
Insured,zerocpn.,9/01/27	3,035,000	2,000,308
Alisal USD,
GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/32	3,355,000	1,676,762
GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/33	3,610,000	1,715,436
GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 2/01/34	3,345,000	1,542,513
Alvord USD,
GO, Riverside County, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	9,070,000	9,790,702
GO, Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	14,690,000	16,371,124
Anaheim City School District GO, Election of 2010, AGMC Insured, 6.25%, 8/01/40	7,500,000	9,118,950
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty, 5.375%,
8/01/36.	3,130,000	3,502,470
Atascadero USD, GO, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	6,770,088
Atwater PFA Wastewater Revenue, AGMC Insured, 6.125%, 5/01/45	4,620,000	5,286,389
Auburn PFA Wastewater Revenue, Assured Guaranty, 5.50%, 6/01/39	1,880,000	2,105,262
Auburn USD,
COP, Refinancing Project, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/38	8,390,000	8,546,473
COP, Refinancing Project, Refunding, Assured Guaranty, 5.00%, 6/01/38	1,610,000	1,634,681
Bakersfield Wastewater Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 9/15/32	10,430,000	11,184,610
Baldwin Park RDA Tax Allocation, Refunding, AGMC Insured, 5.70%, 9/01/25	4,000,000	4,012,560
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/28	5,810,000	2,983,086
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/43	5,000,000	5,607,800
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series S-4, AGMC Insured, 5.125%,
4/01/48.	20,000,000	22,482,000
Beaumont USD,
GO, Capital Appreciation, Election of 2008, Series C, AGMC Insured, zero cpn., 8/01/40	11,000,000	3,830,750
GO, Election of 2008, Series C, AGMC Insured, 5.75%, 8/01/36	6,200,000	7,294,300
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,824,538
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic
Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	8,460,000	11,026,933
California Municipal Finance Authority Senior Living Revenue,
Pilgrim Place in Claremont, Series A, California Mortgage Insured, 5.875%, 5/15/29	2,895,000	3,352,613
Pilgrim Place in Claremont, Series A, California Mortgage Insured, 6.125%, 5/15/39	5,830,000	6,843,895
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured, 5.00%,
8/01/32.	10,000,000	11,116,000
California State Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, AGMC Insured, 5.00%, 6/01/30.	2,330,000	2,586,766
College of the Sequoias and Kern Community College District, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,374,463
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District, Series
A, NATL Insured, 5.125%, 4/01/31	880,000	888,334

franklintempleton.com

Semiannual Report 23

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Educational Facilities Authority Revenue,
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	$16,245,000	$21,769,924
Stanford University, Series U-4, 5.00%, 6/01/43	9,775,000	13,099,477
California State GO,
NATL Insured, 6.00%, 8/01/16	210,000	210,832
NATL Insured, 6.00%, 10/01/21	65,000	65,877
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,362,141
California State Health Facilities Financing Authority Revenue,
California Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/35	1,000,000	1,167,640
Children’s Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	7,000,000	7,920,080
Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25	740,000	742,309
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage
Insured, 6.25%, 2/01/26	5,000,000	6,043,650
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured,
5.00%, 7/01/34	1,000,000	1,164,950
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured,
5.00%, 7/01/39	1,450,000	1,659,525
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured,
5.00%, 7/01/44	1,160,000	1,314,442
Sutter Health, Series A, BHAC Insured, 5.00%, 11/15/42.	15,000,000	15,495,600
California State Infrastructure and Economic Development Bank Revenue,
Infrastructure State Revolving Fund, Refunding, Series A, 5.00%, 10/01/40	4,015,000	4,670,047
Infrastructure State Revolving Fund, Refunding, Series A, 5.00%, 10/01/43	1,900,000	2,199,573
California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B,
AGMC Insured, ETM, 5.90%, 9/01/26	1,615,000	2,027,229
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/33	5,000,000	5,384,250
California Statewide CDA,
COP, NATL Insured, 5.00%, 4/01/18	1,900,000	1,903,610
COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21	400,000	401,424
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,792,000
MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured, 5.80%, 8/01/33	2,740,000	2,743,041
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	16,770,000	17,844,789
Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41	17,000,000	17,956,930
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 6.25%, 8/15/28	17,215,000	19,578,964
Henry Mayo Newhall Memorial, Refunding, Series A, AGMC Insured, 5.25%, 10/01/43	3,000,000	3,431,640
Henry Mayo Newhall Memorial, Series B, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/28	7,825,000	8,687,080
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	17,765,000	21,289,398
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35.	2,000,000	2,303,800
The Redwoods Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,297,000
The Redwoods Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	8,332,280
Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	860,000	862,537
St.JosephHealthSystem,SeriesE,AGMCInsured,5.25%,7/01/47	20,000,000	21,543,400
Sutter Health, Series C, AGMC Insured, 5.05%, 8/15/38	15,000,000	16,340,700
Carlsbad USD,
COP, Series A, Assured Guaranty, 5.00%, 10/01/34	14,000,000	15,536,360
COP, Series A, Assured Guaranty, 5.00%, 10/01/41	3,880,000	4,271,880
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33.	1,000,000	1,110,410
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,900,550
Centinela Valley UHSD, GO, County of Los Angeles, Election of 2010, Series B, AGMC Insured, 5.00%,
8/01/50.	3,850,000	4,214,595

24 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Central USD,
GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 8/01/29	$3,000,000	$3,418,890
GO, Election of 2008, Series A, Assured Guaranty, 5.625%, 8/01/33.	3,500,000	3,997,280
Charter Oak USD, GO, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/40	5,000,000	5,670,550
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,792,344
Coachella Valley USD,
GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/36	8,000,000	3,542,320
GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/37	8,000,000	3,376,080
GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/40	7,500,000	2,714,175
GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/43	10,000,000	2,982,800
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty, 5.50%,
8/01/33.	5,000,000	5,651,550
College of the Sequoias Visalia Area ID No. 2 GO,
Election of 2008, Series A, Assured Guaranty, 5.50%, 8/01/33	5,750,000	6,499,282
Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,336,990
Colton Joint USD,
GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	5,108,662
GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%,
8/01/34	10,665,000	11,996,952
Coronado CDA Tax Allocation, Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,708,559
Corona-Norco USD,
GO, Capital Appreciation, Refunding, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	1,099,238
GO,CapitalAppreciation,SeriesB,AGMCInsured,zerocpn.,9/01/23	2,320,000	1,946,039
GO,CapitalAppreciation,SeriesB,AGMCInsured,zerocpn.,9/01/24	2,620,000	2,113,187
GO, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25.	4,655,000	3,586,445
GO, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26.	6,080,000	4,488,134
GO, Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34.	12,000,000	13,154,880
GO, Election of 2006, Series C, AGMC Insured, 5.50%, 8/01/39	7,500,000	8,519,175
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	7,389,710
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	4,071,445
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,817,527
Desert Sands USD, COP, Financing Project, AGMC Insured, Pre-Refunded, 5.75%, 3/01/24	10,000,000	11,052,000
East Bay MUD Wastewater System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/36	11,405,000	13,580,618
Alameda and Contra Costa Counties, Refunding, Series A-2, 5.00%, 6/01/38	12,060,000	15,727,205
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	5,000,000	6,004,400
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/36	7,355,000	8,785,033
El Monte UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 6/01/34.	11,355,000	12,815,707
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/38	1,500,000	1,688,130
Elsinore Valley Municipal Water District COP, Refunding, Series A, BHAC Insured, 5.00%, 7/01/29	7,245,000	7,848,581
Escondido UHSD,
COP, AGMC Insured, 5.00%, 6/01/33	3,500,000	3,848,775
COP, AGMC Insured, 5.00%, 6/01/37	2,500,000	2,684,425
Fairfax Elementary School District GO, Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,646,338
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter,
1/15/31	35,000,000	29,150,450
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter,
1/15/32	37,260,000	31,032,736
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	11,034,100

franklintempleton.com

Semiannual Report 25

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	$4,380,000	$4,767,280
Fowler USD,
GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	931,874
GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	858,799
GO, Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	4,033,787
Franklin-McKinley School District GO, Santa Clara County, Election of 2010, Series C, BAM Insured,
5.00%, 8/01/44	5,000,000	5,533,350
Fresno USD,
GO, Refunding, Series C, NATL Insured, 5.90%, 2/01/20	2,065,000	2,404,589
GO, Refunding, Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,592,830
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A, AGMC
Insured, 5.00%, 9/01/31	2,500,000	2,856,050
Fullerton School District GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	3,030,000	2,529,383
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,001,250
Grossmont UHSD,
GO, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	4,002,816
GO, Election of 2008, Series A, AGMC Insured, 5.00%, 8/01/33.	1,440,000	1,576,109
GO, Election of 2008, Series A, AGMC Insured, 5.25%, 8/01/33.	7,510,000	8,327,539
Hawthorne School District GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,103,570
Hayward USD, GO, Capital Appreciation, Election of 2008, Series A, AGMC Insured, Pre-Refunded, zero
cpn.,8/01/38.	9,875,000	2,548,145
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39.	2,000,000	2,225,220
Indian Wells Valley Water District COP,
Refunding, Assured Guaranty, 5.125%, 10/01/32	1,690,000	1,854,454
Refunding, Assured Guaranty, 5.25%, 10/01/39	7,590,000	8,321,676
Irvine USD Special Tax, CFD No. 01-1, Refunding, BAM Insured, 5.00%, 9/01/38	7,000,000	8,070,650
Jefferson UHSD San Mateo County GO,
Refunding, Series A, NATL Insured, 6.45%, 8/01/25	3,045,000	3,872,022
Refunding, Series A, NATL Insured, 6.45%, 8/01/29	3,075,000	4,047,530
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,633,435
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,481,360
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,473,840
La Habra COP, Park La Habra and Viewpark Refinancing Project, Refunding, Series A, AGMC Insured,
5.25%, 9/01/40	7,900,000	8,855,742
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%, 8/15/28 .	1,855,000	2,102,290
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,729,200
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	11,304,500
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/45 .	11,540,000	3,350,985
Lancaster School District GO,
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 8/01/25	5,495,000	4,028,714
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 7/01/26	5,965,000	4,188,623
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,817,330
Lemon Grove School District GO, Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,333,394
Live Oak School District COP,
Assured Guaranty, 5.50%, 8/01/29	1,245,000	1,414,183
Assured Guaranty, 5.875%, 8/01/34	2,270,000	2,594,292
Assured Guaranty, 5.875%, 8/01/39	2,750,000	3,127,520
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	20,529,888
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D, 5.00%,
5/15/40.	30,000,000	33,938,700

26 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles Mortgage Revenue, FHA Insured Mortgage Loans, Section 8 Assisted Projects, Refunding,
Series 1, NATL Insured, 6.50%, 7/01/22	$445,000	$445,396
Los Angeles USD,
GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/27	5,000,000	5,311,150
GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/28	5,000,000	5,307,300
GO, Election of 2005, Series E, AGMC Insured, 5.00%, 7/01/27.	5,800,000	6,160,934
McFarland PFAR, Water and Wastewater Financing Projects, Series A, AGMC Insured, 5.00%, 10/01/40	5,115,000	5,685,016
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%,
8/01/41.	7,500,000	8,127,450
Montebello USD, GO, Election of 2004, AGMC Insured, Pre-Refunded, 5.00%, 8/01/33	2,700,000	2,979,801
Monterey Peninsula USD, GO, Election of 2010, Series A, AGMC Insured, 5.75%, 8/01/41	17,500,000	20,538,875
Moorpark USD,
COP, Refunding, Assured Guaranty, 5.625%, 11/01/28	2,180,000	2,517,813
GO, Capital Appreciation, Election of 2008, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	3,171,678
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	3,200,000	3,972,672
Oak View USD, GO, AGMC Insured, 5.00%, 8/01/49	1,895,000	1,970,156
Oceanside USD,
GO, Capital Appreciation, Election of 2008, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33	5,000,000	5,466,850
GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	4,265,440
GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	3,012,895
Orange Special Tax, CFD No. 06-1, Del Rio Public Inprovements, Refunding, AGMC Insured, 5.00%,
10/01/40	7,500,000	8,473,875
Paramount USD,
GO, Los Angeles County, Election of 2006, AGMC Insured, 5.00%, 8/01/46.	11,270,000	11,884,891
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/48	2,450,000	2,665,282
Patterson Joint USD,
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/22	1,900,000	1,596,171
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/23	1,985,000	1,601,061
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/24	2,075,000	1,592,811
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/26	2,265,000	1,586,021
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001. Series A, NATL
Insured, zero cpn., 8/01/25	2,170,000	1,592,455
Peralta Community College District GO, Election of 2006, Series B, AGMC Insured, Pre-Refunded, 5.00%,
8/01/24.	6,000,000	6,398,040
Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23	3,610,000	3,612,166
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,629,840
Perris UHSD, GO, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42	5,000,000	5,538,400
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, 5.50%, 9/01/46	9,980,000	11,577,399
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,465,840
Pomona USD,
GO, Election of 2008, Series A, Assured Guaranty, 5.25%, 8/01/33	5,675,000	6,357,248
GO, Election of 2008, Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	17,626,400
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.875%, 8/01/37	24,000,000	27,464,640
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn.,
8/01/35.	10,000,000	4,651,200

franklintempleton.com

Semiannual Report 27

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Ripon USD, GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, zero cpn. to
8/01/18,5.00%thereafter,8/01/42	$3,020,000	$2,852,269
Riverside Electric Revenue, Issue D, AGMC Insured, 5.00%, 10/01/38.	5,310,000	5,737,827
Rohnert Park Community Development Commission Tax Allocation Revenue,
Redevelopment Project, Series R, NATL Insured, 5.00%, 8/01/37.	3,620,000	3,664,526
Redevelopment Project, Series R, NATL Insured, ETM, 5.00%, 8/01/37	1,380,000	1,451,098
Sacramento Area Flood Control Agency Special Assessment,
Consolidated, Capital AD, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/32.	5,000,000	5,314,700
Subordinate, Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16	150,000	150,532
Sacramento County Airport System Revenue, Senior, Series B, Assured Guaranty, 5.50%, 7/01/34	16,320,000	18,004,224
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%,
9/01/30.	5,435,000	6,153,072
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	23,600,000	17,328,772
San Buenaventura Public Facilities Financing Authority Waste Water Revenue, Series C, 5.00%, 1/01/39	8,500,000	9,615,455
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,600,592
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, 5.00%, 11/01/36	5,000,000	5,914,600
San Gabriel USD,
GO,CapitalAppreciation,SeriesA,AGMCInsured,zerocpn.,8/01/26	3,530,000	2,479,543
GO,CapitalAppreciation,SeriesA,AGMCInsured,zerocpn.,2/01/27	1,850,000	1,268,249
San Jacinto USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/30.	4,375,000	4,907,000
San Joaquin Delta Community College District GO,
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/31.	10,475,000	4,769,791
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32.	15,185,000	6,516,946
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	8,966,711
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%,
8/01/31.	15,470,000	15,844,838
San Luis Obispo County Financing Authority Revenue, Refunding, Series A, BAM Insured, 5.00%, 9/01/37 .	10,000,000	11,484,200
San Marcos School Financing Authority Lease Revenue, AGMC Insured, 5.00%, 8/15/40	15,635,000	17,225,705
San Marino USD, GO, Capital Appreciation, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25 .	6,080,000	4,803,382
Sanger Financing Authority Wastewater Revenue,
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/35	2,360,000	2,639,282
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/43	3,225,000	3,539,438
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,235,892
Santa Ana USD, COP, FinancingProject,CapitalAppreciation,AGMCInsured,zerocpn.,4/01/24	14,245,000	10,661,528
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured,
Pre-Refunded, 5.125%, 2/01/41	11,545,000	12,342,875
Santa Clara Valley Transportation Authority Sales Tax Revenue, Measure A, Refunding, Series A, 5.00%,
4/01/36.	1,200,000	1,415,640
Santee School District GO,
Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/31	6,845,000	7,304,710
Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/38	1,000,000	1,075,800
Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/48	5,250,000	5,512,973
Saugus/Hart School Facilities Financing Authority Lease Revenue,
Series A, AGMC Insured, 5.00%, 9/01/35	2,000,000	2,222,920
Series A, AGMC Insured, 5.00%, 9/01/40	1,500,000	1,649,850
Snowline Joint USD, COP, Refinancing Project, Refunding, Assured Guaranty, 5.00%, 9/01/34	13,390,000	14,773,053
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41	10,000,000	11,957,800

28 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Southern Mono Health Care District GO,
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/28	$2,340,000	$1,367,426
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/29	2,440,000	1,349,979
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/30	2,550,000	1,329,621
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/31	2,660,000	1,314,279
Stanislaus USD,
GO, Election of 2008, Series A, Assured Guaranty, 5.625%, 8/01/33.	4,140,000	4,697,327
GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	3,400,000	4,048,142
Sulphur Springs USD,
COP, AGMC Insured, zero cpn., to 12/01/15, 6.50% thereafter, 12/01/37	11,390,000	14,185,106
COP, Capital Appreciation, AGMC Insured, zero cpn. to 12/01/15, 6.50% thereafter, ETM, 12/01/37	3,610,000	4,416,149
Truckee PFA Tax Allocation Revenue,
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.00%, 9/01/30	1,255,000	1,421,451
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.375%, 9/01/37	5,000,000	5,703,050
Tulare County Board of Education COP,
Capital Improvement Projects, BAM Insured, 5.375%, 5/01/33	3,185,000	3,680,905
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/38	8,305,000	9,559,802
Tustin CRDA Tax Allocation,
Housing, AGMC Insured, 5.00%, 9/01/30.	2,125,000	2,389,711
Housing, AGMC Insured, 5.25%, 9/01/39.	3,250,000	3,638,635
Union Elementary School District GO,
CapitalAppreciation,SeriesA,NATLInsured,zerocpn.,9/01/24	2,000,000	1,579,040
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/25	5,500,000	4,177,360
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/26	5,850,000	4,268,804
University of California Revenue, Limited Project, Series D, NATL Insured, Pre-Refunded, 5.00%, 5/15/37 .	6,460,000	6,635,777
Val Verde USD,
COP, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,592,832
GO, Capital Appreciation, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn., 8/01/34	1,000,000	892,160
GO, Riverside County, Election of 2012, Refunding, Series B, BAM Insured, 5.00%, 8/01/44	15,000,000	16,933,050
Vista RDA Successor Agency Tax Allocation, Vista Redevelopment Project, Refunding, Series B-1, AGMC
Insured, 5.00%, 9/01/37	3,020,000	3,417,311
Vista USD,
GO,CapitalAppreciation,SeriesA,AGMCInsured,zerocpn.,8/01/26	7,150,000	5,165,375
GO,CapitalAppreciation,SeriesA,AGMCInsured,zerocpn.,2/01/27	4,795,000	3,385,222
Weaver USD, GO, Capital Appreciation, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47	18,685,000	3,555,382
West Contra Costa USD, GO, Contra Costa County, Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,800,550
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC
Insured, 6.50%, 8/01/41	4,000,000	4,808,520
West Kern Community College District COP, AMBAC Insured, Pre-Refunded, 5.375%, 11/01/28.	5,615,000	5,957,122
West Sacramento Area Flood Control Agency Assessment Revenue,
AGMC Insured, 5.00%, 9/01/40	3,000,000	3,405,240
AGMC Insured, 5.00%, 9/01/45	7,500,000	8,434,125
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,083,830
Western Riverside County Water and Wastewater Finance Authority Revenue,
Western Municipal Water District Improvement, Assured Guaranty, 5.50%, 9/01/34	1,750,000	1,991,185
Western Municipal Water District Improvement, Assured Guaranty, 5.625%, 9/01/39.	2,500,000	2,846,050
Wiseburn School District GO,
Election of 2010, Series A, AGMC Insured, 5.75%, 8/01/40	9,215,000	10,616,601
Election of 2010, Series B, AGMC Insured, 5.625%, 5/01/41	10,000,000	11,564,500
Woodside Elementary School District GO, Election of 2005, NATL Insured, Pre-Refunded, 5.00%,
10/01/29	4,435,000	4,586,100

franklintempleton.com

Semiannual Report 29

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, Pre-Refunded,
5.00%, 8/01/32	$5,000,000	$5,518,150
Total Municipal Bonds (Cost $1,471,341,241) 98.9%		1,671,141,585
Other Assets, less Liabilities 1.1%		19,148,333
Net Assets 100.0%		$1,690,289,918

See Abbreviations on page 61.

30 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
	Six Months Ended
	December 31, 2015		Year Ended June 30,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period.	$12.01	$12.02	$11.73	$12.04	$11.30	$11.42
Income from investment operations[a]:
Net investment income[b]	0.17	0.35	0.39	0.38	0.43	0.45
Net realized and unrealized gains (losses)	0.16	(0.01)	0.28	(0.31)	0.74	(0.13)
Total from investment operations	0.33	0.34	0.67	0.07	1.17	0.32
Less distributions from net investment income.	(0.17)	(0.35)	(0.38)	(0.38)	(0.43)	(0.44)
Net asset value, end of period	$12.17	$12.01	$12.02	$11.73	$12.04	$11.30

Total return[c]	2.76%	2.84%	5.81%	0.55%	10.53%	2.88%

Ratios to average net assets[d]
Expenses	0.62%	0.63%	0.63%	0.63%	0.64%	0.64%
Net investment income	2.82%	2.89%	3.28%	3.14%	3.63%	3.93%

Supplemental data
Net assets, end of period (000’s)	$937,275	$888,213	$853,496	$785,196	$741,604	$589,818
Portfolio turnover rate	3.15%	4.85%	15.62%	6.01%	9.95%	9.42%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 31

FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Six Months Ended
	December 31, 2015		Year Ended June 30,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period.	$12.06	$12.06	$11.77	$12.08	$11.33	$11.45
Income from investment operations[a]:
Net investment income[b]	0.14	0.29	0.32	0.32	0.36	0.38
Net realized and unrealized gains (losses)	0.15	(0.01)	0.28	(0.31)	0.76	(0.12)
Total from investment operations	0.29	0.28	0.60	0.01	1.12	0.26
Less distributions from net investment income.	(0.14)	(0.28)	(0.31)	(0.32)	(0.37)	(0.38)
Net asset value, end of period	$12.21	$12.06	$12.06	$11.77	$12.08	$11.33

Total return[c]	2.40%	2.34%	5.22%	(0.01)%	9.89%	2.40%

Ratios to average net assets[d]
Expenses	1.17%	1.18%	1.18%	1.18%	1.19%	1.19%
Net investment income	2.27%	2.34%	2.73%	2.59%	3.08%	3.38%

Supplemental data
Net assets, end of period (000’s)	$260,812	$243,664	$219,197	$197,263	$173,557	$128,554
Portfolio turnover rate	3.15%	4.85%	15.62%	6.01%	9.95%	9.42%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

32 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN CALIFORNIA TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Six Months Ended
	December 31, 2015		Year Ended June 30,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period.	$12.04	$12.04	$11.75	$12.07	$11.32	$11.44
Income from investment operations[a]:
Net investment income[b]	0.18	0.36	0.40	0.40	0.44	0.46
Net realized and unrealized gains (losses)	0.16	(—)[c]	0.28	(0.32)	0.75	(0.13)
Total from investment operations	0.34	0.36	0.68	0.08	1.19	0.33
Less distributions from net investment income.	(0.18)	(0.36)	(0.39)	(0.40)	(0.44)	(0.45)
Net asset value, end of period	$12.20	$12.04	$12.04	$11.75	$12.07	$11.32

Total return[d]	2.81%	3.02%	5.90%	0.56%	10.71%	2.98%

Ratios to average net assets[e]
Expenses	0.52%	0.53%	0.53%	0.53%	0.54%	0.54%
Net investment income	2.92%	2.99%	3.38%	3.24%	3.73%	4.03%

Supplemental data
Net assets, end of period (000’s)	$466,724	$423,951	$252,663	$218,524	$160,565	$95,447
Portfolio turnover rate	3.15%	4.85%	15.62%	6.01%	9.95%	9.42%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 33

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, December 31, 2015 (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 95.2%
California 92.8%
ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue,
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/23	$1,000,000	$1,201,140
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/24	1,000,000	1,190,750
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 5.00%, 5/15/20	1,775,000	1,926,141
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	6,520,000	7,298,944
The Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,147,860
The Jackson Laboratory, Refunding, 5.00%, 7/01/22	820,000	957,539
The Jackson Laboratory, Refunding, 5.00%, 7/01/23	460,000	540,495
The Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,171,680
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A,
AMBAC Insured, zero cpn., 10/01/17	10,000,000	9,720,400
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, Series A,
5.00%, 8/01/25	4,210,000	5,166,596
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, AGMC Insured, zero cpn., 8/01/22	4,065,000	3,064,807
Baldwin Park USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, zero
cpn.,8/01/24.	5,265,000	3,488,115
Banning Utility Authority Water Enterprise Revenue, Improvement Projects, NATL Insured, Pre-Refunded,
5.00%, 11/01/21	1,080,000	1,120,046
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Refunding, Series F-1, 5.00%, 4/01/22	15,000,000	18,173,700
San Francisco Bay Area, Series F, Pre-Refunded, 5.00%, 4/01/24	3,000,000	3,034,050
Bonita Canyon Public Facilities Financing Authority Special Tax,
CFD No. 98-1, Refunding, 5.00%, 9/01/26	1,000,000	1,049,870
CFD No. 98-1, Refunding, 5.00%, 9/01/28	2,000,000	2,099,740
Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, NATL Insured, zero cpn., 8/01/16	4,670,000	4,640,672
California Community College Financing Authority Lease Revenue, Coast Community College District,
Series A, Pre-Refunded, 5.00%, 6/01/26	1,220,000	1,451,959
California Infrastructure and Economic Development Bank Revenue, Broad Museum Project, Series A,
5.00%, 6/01/21	5,000,000	5,953,500
California State Department of Water Resources Power Supply Revenue,
Refunding, Series H, 5.00%, 5/01/22.	2,155,000	2,347,959
Refunding, Series H, AGMC Insured, 5.00%, 5/01/22	5,000,000	5,451,300
Refunding, Series L, 5.00%, 5/01/22	4,440,000	5,085,532
Refunding, Series N, 5.00%, 5/01/21.	10,845,000	12,931,470
Series H, AGMC Insured, 5.00%, 5/01/17	10,420,000	11,010,189
Series H, Pre-Refunded, 5.00%, 5/01/22	5,245,000	5,742,541
Series L, Pre-Refunded, 5.00%, 5/01/22	7,560,000	8,762,191
California State Department of Water Resources Water System Revenue,
Central Valley Project, Refunding, Series AE, 5.00%, 12/01/26.	140,000	152,457
Central Valley Project, Refunding, Series AM, 5.00%, 12/01/23	10,000,000	12,317,500
Central Valley Project, Refunding, Series AM, 5.00%, 12/01/24	8,495,000	10,351,327
Central Valley Project, Refunding, Series AM, 5.00%, 12/01/25	5,000,000	6,081,000
Central Valley Project, Refunding, Series AS, 5.00%, 12/01/24.	11,125,000	14,030,739
Central Valley Project, Refunding, Series AS, 5.00%, 12/01/25.	6,130,000	7,651,159
Central Valley Project, Refunding, Series AS, 5.00%, 12/01/26.	22,500,000	27,937,800
Central Valley Project, Series AE, Pre-Refunded, 5.00%, 12/01/26	4,860,000	5,337,446
California State Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25.	5,000,000	5,774,300
Stanford University, Refunding, Series U-5, 5.00%, 5/01/21	40,000,000	47,786,800
University of San Francisco, 5.00%, 10/01/21	3,000,000	3,544,200

34 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State GO,
5.25%, 6/01/16	$515,000	$525,254
Refunding, 5.00%, 2/01/22.	15,000,000	18,054,000
Refunding, 5.25%, 9/01/22.	16,330,000	20,100,270
Refunding, 5.00%, 10/01/22	15,785,000	19,210,187
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	6,071,000
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	6,058,800
California State Health Facilities Financing Authority Revenue,
California Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/30	1,825,000	2,177,572
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/30.	3,000,000	3,631,200
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage
Insured, 6.00%, 2/01/24	2,000,000	2,409,520
Marshall Medical Center, Refunding, California Mortgage Insured, 5.00%, 11/01/33	1,000,000	1,159,820
Providence Health & Services, Series C, Pre-Refunded, 5.75%, 10/01/19	1,440,000	1,627,891
Providence Health & Services, Series C, Pre-Refunded, 6.00%, 10/01/20	1,500,000	1,705,830
Scripps Health, Series A, 5.00%, 10/01/22.	4,600,000	5,099,284
California State Infrastructure and Economic Development Bank Revenue, Infrastructure State Revolving
Fund, Refunding, Series A, 5.00%, 10/01/32.	2,915,000	3,516,015
California State Municipal Finance Authority COP,
Community Hospitals of Central California, 5.00%, 2/01/18	4,390,000	4,699,100
Community Hospitals of Central California, 5.00%, 2/01/19	3,860,000	4,219,945
Community Hospitals of Central California, 5.00%, 2/01/20	1,600,000	1,750,704
Community Hospitals of Central California, 5.00%, 2/01/21	1,600,000	1,748,688
Community Hospitals of Central California, Refunding, 5.00%, 2/01/17	4,025,000	4,193,607
Community Hospitals of Central California, Refunding, 5.00%, 2/01/19	2,590,000	2,694,817
California State Municipal Finance Authority Revenue,
Community Medical Centers, Series A, 5.00%, 2/01/26	2,010,000	2,328,826
Community Medical Centers, Series A, 5.00%, 2/01/28	1,500,000	1,713,600
Harbor Regional Center Project, Refunding, 5.00%, 11/01/26	1,085,000	1,273,378
Inland Regional Center Project, Refunding, 5.00%, 6/15/21	1,435,000	1,639,990
Inland Regional Center Project, Refunding, 5.00%, 6/15/23	1,580,000	1,838,520
Inland Regional Center Project, Refunding, 5.00%, 6/15/32	6,625,000	7,509,172
Kern Regional Center Project, Series A, 6.00%, 5/01/19	925,000	1,012,163
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,755,825
Loma Linda University, 5.00%, 4/01/24	1,180,000	1,241,431
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%,
12/01/27	3,990,000	4,316,502
California State Public Works Board Lease Revenue,
California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,877,675
Department of Corrections and Rehabilitation, California Substance Abuse Treatment Facility and
State Prison at Corcoran, Series J, Pre-Refunded, 5.00%, 1/01/21	3,000,000	3,000,000
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series A, 5.00%,
9/01/26	10,000,000	12,186,100
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series D, 5.00%,
9/01/26	6,835,000	8,329,199
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	980,000	982,940
Department of General Services, Buildings 8 and 9, Series A, 5.75%, 4/01/23.	4,000,000	4,567,680
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/24.	6,605,000	7,585,512
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 5.50%,
11/01/25	4,725,000	5,492,718

franklintempleton.com

Semiannual Report 35

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue, (continued)
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 5.50%,
11/01/26	$1,000,000	$1,161,260
Trustees of the California State University, Various California State University Projects, Series D,
5.00%, 9/01/25	2,920,000	3,461,076
Trustees of the California State University, Various California State University Projects, Series D,
5.00%, 9/01/26	4,650,000	5,479,932
Various Capital Projects, Series A, Sub Series A-1, 5.25%, 3/01/22	7,475,000	8,609,107
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,238,197
Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/20	6,405,000	7,276,400
VariousCapitalProjects,SeriesG,SubSeriesG-1,5.125%,10/01/22	14,555,000	16,555,730
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/25	10,000,000	11,851,300
Systemwide, Series A, 5.00%, 11/01/26	11,000,000	13,217,930
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%,
7/20/24.	3,540,000	3,844,298
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 4.50%, 5/15/25	1,155,000	1,266,746
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/23.	10,000,000	10,965,300
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,359,070
Henry Mayo Newhall Memorial, Refunding, Series A, AGMC Insured, 5.00%, 10/01/26	1,000,000	1,176,180
Henry Mayo Newhall Memorial, Refunding, Series A, AGMC Insured, 5.00%, 10/01/28	1,250,000	1,454,388
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/22	8,000,000	8,603,120
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 8/01/18	2,905,000	3,242,852
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 2/01/19	3,035,000	3,444,816
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 8/01/19	3,075,000	3,550,795
Poway RHF Housing, Series A, California Mortgage Insured, 5.00%, 11/15/28.	500,000	587,885
The Redwoods Project, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,175,770
Sutter Health, Series A, 5.00%, 8/15/24.	2,000,000	2,384,660
Sutter Health, Series A, 5.00%, 8/15/25.	4,715,000	5,583,220
Sutter Health, Series A, 5.00%, 8/15/27.	7,005,000	8,148,916
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19	1,000,000	1,000,530
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20	1,000,000	1,000,380
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21	3,000,000	3,000,720
Campbell USD, GO, Santa Clara County, Refunding, 5.00%, 8/01/28.	3,235,000	3,978,241
Carson RDA,
Tax Allocation Housing, Series A, 5.00%, 10/01/22	1,975,000	2,162,724
Tax Allocation Housing, Series A, 5.00%, 10/01/23	2,135,000	2,331,975
Tax Allocation Housing, Series A, 5.00%, 10/01/24	2,245,000	2,445,905
Tax Allocation Housing, Series A, 5.00%, 10/01/25	1,700,000	1,841,967
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation,
AMBAC Insured, zero cpn., 8/01/22	10,445,000	9,011,319
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding,
5.00%, 8/01/24	6,715,000	8,186,659
City of Sacramento Special Tax,
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/26	615,000	731,020
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/28	1,220,000	1,430,950
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/29	1,555,000	1,811,077
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/30	1,045,000	1,209,504
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/31	1,800,000	2,073,618
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/17	5,235,000	5,156,109

36 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Clovis Wastewater Revenue, Refunding, BAM Insured, 5.00%, 8/01/28	$1,200,000	$1,392,240
Clovis Water Revenue,
Refunding, BAM Insured, 5.00%, 3/01/26	2,620,000	3,065,190
Refunding, BAM Insured, 5.00%, 3/01/27	1,000,000	1,159,940
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,691,232
Conejo Valley USD, GO, Capital Appreciation, Election of 1998, Series C Insured, zero cpn., 8/01/17	2,500,000	2,465,400
Contra Costa Water District Water Revenue, Contra Costa County, Refunding, Series T, 5.00%, 10/01/26	3,400,000	4,247,756
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/19	1,310,000	1,457,742
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,656,373
GO, Riverside County, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30%
thereafter,8/01/25	4,645,000	4,440,759
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,824,070
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,155,030
Cupertino USD,
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/26	1,285,000	1,586,050
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/27	1,500,000	1,839,510
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/28	1,000,000	1,221,950
GO, Santa Clara County, Refunding, 5.00%, 8/01/22	1,690,000	1,950,260
Del Mar Race Track Authority Revenue,
Refunding, 5.00%, 10/01/22	1,435,000	1,639,832
Refunding, 5.00%, 10/01/23	1,510,000	1,735,035
Refunding, 5.00%, 10/01/28	1,925,000	2,134,421
Refunding, 5.00%, 10/01/30	1,125,000	1,236,251
Desert Sands USD,
COP, Financing Project, AGMC Insured, Pre-Refunded, 5.00%, 3/01/19	2,090,000	2,276,491
GO, Election of 2001, Pre-Refunded, 5.25%, 8/01/21	2,015,000	2,236,590
East Bay MUD Wastewater System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/25	2,845,000	3,581,571
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/26	3,650,000	4,638,383
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/27	1,500,000	1,918,020
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29	1,000,000	1,284,520
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/28	10,000,000	12,414,400
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29	5,000,000	6,159,300
East Side UHSD Santa Clara County GO,
Refunding, AGMC Insured, 5.00%, 8/01/20	2,800,000	3,262,196
Refunding, AGMC Insured, 5.00%, 8/01/21	2,140,000	2,482,914
Refunding, AGMC Insured, 5.00%, 8/01/22	3,090,000	3,570,310
Eden Township Healthcare District COP, 5.00%, 6/01/18	1,505,000	1,564,402
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/30	1,130,000	1,306,868
Fairfax School District GO, Election of 2000, Series A, NATL Insured, 5.00%, 11/01/17	255,000	263,318
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,156,665
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,215,423
Refunding, Series A, 5.00%, 9/01/19.	1,000,000	1,101,380
Refunding, Series A, 5.00%, 9/01/20.	1,270,000	1,415,694
Refunding, Series A, 5.00%, 9/01/21.	1,335,000	1,467,752
Refunding, Series A, 5.00%, 9/01/22.	1,400,000	1,531,516

franklintempleton.com

Semiannual Report 37

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter,
1/15/29	$19,895,000	$16,393,679
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	1,900,725
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.80% thereafter, 1/15/26	3,760,000	2,894,222
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.90% thereafter, 1/15/27	6,395,000	4,969,554
Foothill-De Anza Community College District GO,
Santa Clara County, Refunding, 5.00%, 8/01/27	1,250,000	1,566,450
Santa Clara County, Refunding, 5.00%, 8/01/28	2,500,000	3,115,700
Fullerton School District Financing Authority Special Tax Revenue,
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/27	1,000,000	1,170,840
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/28	1,040,000	1,208,251
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed, Series
A, 5.00%, 6/01/32	5,000,000	5,845,150
Imperial Community College District GO,
Refunding, AGMC Insured, 5.00%, 8/01/21	1,010,000	1,195,820
Refunding, AGMC Insured, 5.00%, 8/01/22	1,170,000	1,404,187
Refunding, AGMC Insured, 5.00%, 8/01/23	1,350,000	1,604,543
Independent Cities Finance Authority Mobile Home Park Revenue, San Juan Mobile Estates, Refunding,
5.00%, 8/15/30	1,575,000	1,812,085
Irvine Improvement Bond Act 1915 Special Assessment, Limited Obligation, Reassessment District No.
15-2, Refunding, 5.00%, 9/02/25	1,000,000	1,158,360
Irvine USD Financing Authority Special Tax,
Series A, 4.80%, 9/01/17	1,325,000	1,344,610
Series A, 4.875%, 9/01/18	1,490,000	1,511,799
Series A, 5.00%, 9/01/20	1,095,000	1,110,604
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/26.	1,855,000	2,140,318
Refunding, Series A, 5.00%, 9/01/27.	2,000,000	2,302,480
Refunding, Series A, 5.00%, 9/01/28.	2,300,000	2,628,158
Refunding, Series A, 5.00%, 9/01/29.	1,685,000	1,903,594
Refunding, Series A, 5.00%, 9/01/30.	1,510,000	1,688,860
Refunding, Series A, 5.00%, 9/01/31.	1,190,000	1,321,697
Refunding, Series A, 5.00%, 9/01/32.	2,505,000	2,771,482
Refunding, Series A, 5.00%, 9/01/33.	2,635,000	2,906,300
Series A, AGMC Insured, 5.00%, 9/01/30	2,750,000	3,168,138
Series A, AGMC Insured, 5.00%, 9/01/33	5,000,000	5,679,050
Lake Elsinore PFA Local Agency Revenue, Refunding, 5.00%, 9/01/30	5,405,000	5,906,476
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.00%, 8/01/24	1,300,000	1,468,675
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.00%, 9/01/27	1,785,000	1,906,434
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/29	1,030,000	1,109,877
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17	3,950,000	4,219,666
Long Beach Marina Revenue,
Alamitos Bay Marina Project, 5.00%, 5/15/27	1,285,000	1,479,703
Alamitos Bay Marina Project, 5.00%, 5/15/32	1,250,000	1,402,725
Los Angeles Community College District GO, Refunding, Series A, 5.00%, 8/01/26	15,000,000	18,554,100
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Series A, Pre-Refunded, 5.00%,
8/15/20.	20,000,000	22,103,600

38 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles County MTA Proposition A First Tier Senior Sales Tax Revenue,
Refunding, Series A, 5.00%, 7/01/26.	$6,315,000	$7,820,243
Refunding, Series A, 5.00%, 7/01/27.	6,630,000	8,134,678
Los Angeles County MTA Sales Tax Revenue,
Proposition C, Refunding, Series B, 5.00%, 7/01/23	5,000,000	6,046,800
Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	17,488,350
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Refunding, Series
A, 5.00%, 10/01/22	2,750,000	3,260,428
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/25.	5,135,000	6,216,688
Power System, Refunding, Series A, 5.00%, 7/01/30.	10,000,000	11,956,400
Power System, Refunding, Series C, 5.00%, 7/01/27	10,000,000	12,348,400
Power System, Series D, 5.00%, 7/01/26	2,600,000	3,226,626
Power System, Series D, 5.00%, 7/01/27	2,000,000	2,469,680
Power System, Series D, 5.00%, 7/01/28	2,550,000	3,135,404
Los Angeles GO, Judgment Obligation, Series A, 5.00%, 6/01/18	5,650,000	6,193,699
Los Angeles USD,
COP, 5.00%, 12/01/20	3,830,000	4,471,180
GO, Election of 2002, Series D, 5.00%, 7/01/27	3,410,000	3,837,409
GO, Election of 2004, Series F, FGIC Insured, Pre-Refunded, 5.00%, 7/01/21	5,975,000	6,109,497
GO, Election of 2004, Series I, 5.00%, 7/01/18.	5,000,000	5,504,150
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	16,447,656
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	5,970,650
Los Angeles Wastewater System Revenue,
Subordinate, Refunding, Series A, 5.00%, 6/01/27	9,145,000	11,044,874
Subordinate, Refunding, Series B, 5.00%, 6/01/28	11,700,000	13,737,906
Manteca USD Special Tax,
CFD No. 1989-2, Series B, AGMC Insured, 5.00%, 9/01/22	1,000,000	1,185,300
CFD No. 1989-2, Series B, AGMC Insured, 5.00%, 9/01/26	1,280,000	1,494,797
Marina Joint Powers Financing Authority MFHR,
Abrams B Apartments Financing, Mandatory Put 11/15/16, FNMA Insured, 3.90%, 11/15/36.	3,440,000	3,488,263
Abrams B Apartments Financing, Mandatory Put 11/15/16, FNMA Insured, 3.95%, 11/15/36.	1,205,000	1,222,497
Martinez USD, GO, Election of 2010, 5.375%, 8/01/26	5,000,000	6,264,650
The Metropolitan Water District of Southern California Revenue, Authorization, Serie A, 5.00%, 7/01/28	8,000,000	9,931,600
The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series C, 5.00%, 10/01/26	8,010,000	9,482,318
Refunding, Series E, 5.00%, 7/01/22.	23,900,000	29,134,100
Refunding, Series E, 5.00%, 7/01/23.	20,000,000	24,827,200
Refunding, Series E, 5.00%, 7/01/24.	1,110,000	1,394,338
Montebello USD,
GO,CapitalAppreciation,NATLInsured,zerocpn.,8/01/18.	1,455,000	1,391,999
GO,CapitalAppreciation,NATLInsured,zerocpn.,8/01/19.	1,480,000	1,383,889
Moreno Valley USD, GO, Riverside County, Capital Appreciation, Refunding, NATL Insured, zero cpn.,
8/01/24.	7,500,000	5,825,625
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%, 7/01/27	3,200,000	3,751,488
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of
2008, Series A, zero cpn. to 8/01/23, 5.875% thereafter, 8/01/28	6,000,000	5,520,660
Murrieta PFA Special Tax Revenue,
Refunding, 5.00%, 9/01/20.	1,225,000	1,371,265
Refunding, 5.00%, 9/01/22.	1,495,000	1,723,705
Refunding, 5.00%, 9/01/24.	1,810,000	2,067,816

franklintempleton.com

Semiannual Report 39

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Murrieta PFA Special Tax Revenue, (continued)
Refunding, 5.00%, 9/01/25.	$1,000,000	$1,133,960
New Haven USD,
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/22	11,750,000	9,980,567
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/23	3,200,000	2,596,512
Northern California Power Agency Revenue,
Geothermal Project No. 3, Series A, 5.00%, 7/01/23	2,000,000	2,236,160
Geothermal Project No. 3, Series A, 5.25%, 7/01/24	2,000,000	2,249,460
Oakland USD Alameda County GO, Election of 2006, Series A, 6.50%, 8/01/23	2,200,000	2,555,894
Oxnard Financing Authority Local Obligation Special Assessment, senior lien, Special District Bond
Refinancings, Refunding, Series A, 5.00%, 9/02/26	1,025,000	1,179,826
Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, As Amended, Series A,
NATL Insured, 5.00%, 4/01/23	7,690,000	7,740,754
Palo Alto 1915 Act Special Assessment,
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD,
5.00%, 9/02/28	1,000,000	1,103,940
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD,
5.00%, 9/02/29	1,280,000	1,405,811
Palo Verde Community College District COP,
AMBAC Insured, 5.00%, 1/01/22	1,015,000	1,038,223
AMBAC Insured, 5.00%, 1/01/23	1,065,000	1,089,346
AMBAC Insured, 5.00%, 1/01/24	1,070,000	1,094,439
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X, 5.35%,
12/01/16	350,000	359,380
Poway USD,
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/31.	1,700,000	1,944,460
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/32.	1,850,000	2,092,757
Rancho Mirage Joint Powers Financing Authority Revenue,
Eisenhower Medical Center, Series A, 5.00%, 7/01/16.	1,420,000	1,444,609
Eisenhower Medical Center, Series A, 5.00%, 7/01/21.	1,695,000	1,775,970
Redlands USD, GO, Election of 2002, AGMC Insured, 5.00%, 7/01/19	1,000,000	1,003,240
Richmond Joint Powers Financing Authority Lease Revenue,
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/19	2,010,000	2,261,813
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/20	2,315,000	2,605,023
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/21	2,050,000	2,307,583
Riverside Community College District GO, Riverside and San Bernardino Counties, Refunding, Series A,
5.00%, 8/01/27	3,550,000	4,310,055
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	830,000	910,668
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,245,703
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,460,004
Riverside County Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.25%, 6/01/25.	3,500,000	4,344,270
Refunding, Series A, 5.25%, 6/01/27.	4,000,000	4,936,760
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/28.	3,870,000	4,666,872
Refunding, Series A, 5.00%, 8/01/29.	4,670,000	5,596,528
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/27	1,000,000	1,134,200
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/28	1,960,000	2,205,823
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/29	2,130,000	2,391,564

40 Semiannual Report

franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
The Romoland School District Special Tax, (continued)
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/30	$2,310,000	$2,573,617
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/31	2,495,000	2,758,297
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/32	2,690,000	2,962,389
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding,
Series A, AGMC Insured, 5.00%, 9/01/21	1,305,000	1,507,197
Sacramento County COP,
Refunding, 5.375%, 2/01/23	3,400,000	3,782,908
Refunding, 5.50%, 2/01/25.	3,770,000	4,204,945
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County
Sanitation District, Refunding, Series A, 5.00%, 12/01/29	2,000,000	2,413,820
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott Ranch,
Refunding, 5.00%, 9/01/20	1,510,000	1,690,430
Sacramento MUD Electric Revenue, Refunding, Series X, 5.00%, 8/15/25	10,000,000	11,852,100
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	16,808,700
San Bernardino County Transportation Authority Revenue,
Sales Tax Revenue, Series A, 5.00%, 3/01/30	2,685,000	3,181,591
Sales Tax Revenue, Series A, 5.00%, 3/01/31	5,090,000	6,002,586
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A,
5.00%, 9/01/26	8,000,000	9,145,200
San Diego RDA Tax Allocation Revenue, Naval Training Center Redevelopment Project, Series A, 5.00%,
9/01/25.	1,000,000	1,085,310
San Francisco BART District GO,
Election of 2004, Refunding, Series D, 5.00%, 8/01/32	5,000,000	6,095,950
Election of 2004, Series C, 5.00%, 8/01/27	2,640,000	3,239,465
Election of 2004, Series C, 5.00%, 8/01/28	3,500,000	4,286,415
San Francisco City and County Airport Commission International Airport Revenue,
Issue 34D, Refunding, Second Series, 5.25%, 5/01/26	5,425,000	5,983,938
Refunding, Second Series G, 5.00%, 5/01/23.	4,970,000	5,883,983
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	9,336,348
San Francisco City and County GO, Clean and Safe Neighborhood Parks, Series B, 4.75%, 6/15/19.	2,610,000	2,938,416
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, 5.00%, 11/01/28	5,000,000	6,117,050
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%,
6/01/24.	10,275,000	11,834,539
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/30	1,080,000	1,204,945
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/34	1,110,000	1,219,391
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment, Series C, 5.875%, 8/01/25	1,000,000	1,145,430
Mission Bay South Redevelopment, Series D, 5.50%, 8/01/19	1,030,000	1,148,306
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/21	1,000,000	1,124,000
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/23	1,000,000	1,122,540
Mission Bay South Redevelopment, Series D, 6.00%, 8/01/25	1,465,000	1,632,655
Mission Bay South Redevelopment, Series D, 6.125%, 8/01/26	1,550,000	1,732,823
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue, San
Francisco Redevelopment Projects, Series B, 6.125%, 8/01/26	1,000,000	1,194,180
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,000,000	12,950,779
senior lien, Refunding, Series A, 5.00%, 1/15/29	10,000,000	11,309,100

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Semiannual Report 41

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Refunding, Series D, AMBAC Insured, 5.00%, 8/01/23	$13,000,000	$13,570,570
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/26	8,000,000	8,227,200
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series
A, BAM Insured, 5.00%, 3/01/29	1,000,000	1,157,820
San Mateo County Transit District Revenue,
Refunding, Series A, 5.00%, 6/01/28.	3,000,000	3,715,680
Refunding, Series A, 5.00%, 6/01/29.	4,300,000	5,301,126
Refunding, Series A, 5.00%, 6/01/30.	5,000,000	6,135,550
San Ysidro School District COP,
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/31	1,000,000	1,134,200
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/33	1,050,000	1,181,691
San Diego County, Refunding, Refunding, BAM Insured, 5.00%, 9/01/29	1,100,000	1,255,419
Sanger Financing Authority Wastewater Revenue, Refunding, AGMC Insured, 5.00%, 6/15/34	7,000,000	8,066,450
Sanger USD,
GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/19	1,325,000	1,386,387
GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/20	1,510,000	1,579,958
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%, 9/01/22	5,000,000	5,998,850
Santa Ana USD, GO, Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,201,120
Santa Cruz County RDA Tax Allocation, Refunding, Series A, BAM Insured, 5.00%, 9/01/29	4,475,000	5,302,517
Sonoma CDA Successor Agency Tax Allocation,
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/29.	1,000,000	1,197,330
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/33.	1,200,000	1,408,380
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue,
Series A, 5.00%, 3/01/25	15,410,000	18,498,164
Series A, 5.00%, 3/01/27	11,945,000	14,276,783
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental
Center, Series A, 5.25%, 9/01/24	3,500,000	3,972,780
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/19	2,500,000	2,826,800
Southern California Public Power Authority Revenue,
Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	1,500,000	1,701,195
Southern Transmission Project, Subordinate, Refunding, Series C, 5.00%, 7/01/26	5,000,000	6,158,750
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.00%, 5/01/28.	1,040,000	1,203,093
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/24	5,000,000	5,545,550
Tustin CFD No. 06-1 Special Tax,
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/30	1,000,000	1,149,320
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/32	1,565,000	1,783,333
Tustin CRDA Tax Allocation,
Housing, AGMC Insured, 5.00%, 9/01/24.	1,000,000	1,145,560
Housing, AGMC Insured, 5.00%, 9/01/25.	1,000,000	1,144,110
University of California Revenue,
General, Series AM, 5.00%, 5/15/27	3,000,000	3,648,270
General, Series AM, 5.00%, 5/15/28	1,835,000	2,222,167
General, Series U, 5.00%, 5/15/19	4,060,000	4,589,221
Series S, 5.00%, 5/15/19	8,125,000	8,955,862
Series S, Pre-Refunded, 5.00%, 5/15/19	20,000	22,100
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25.	3,035,000	3,311,974

42 Semiannual Report

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FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
West Kern Community College District COP,
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/20	$1,015,000	$1,073,738
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/21	1,065,000	1,126,632
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/22	1,115,000	1,179,525
AMBAC Insured, Pre-Refunded, 5.125%, 11/01/23	1,170,000	1,238,901
AMBAC Insured, Pre-Refunded, 5.125%, 11/01/24	1,230,000	1,302,435
Whittier UHSD,
GO, Capital Appreciation, Refunding, zero cpn., 8/01/24	7,755,000	5,541,490
GO, Capital Appreciation, Refunding, zero cpn., 8/01/26	10,045,000	6,292,489
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.00%, 9/01/26	1,435,000	1,729,247
		1,544,838,443

U.S. Territories 2.4%
Guam 0.4%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.25%, 12/01/17	2,305,000	2,475,363
Guam Power Authority Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/21	2,000,000	2,335,940
Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,372,800
		7,184,103
Puerto Rico 2.0%
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.25%, 7/01/16	2,500,000	2,540,925
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,012,200
Series RR, NATL Insured, 5.00%, 7/01/21	5,000,000	4,999,950
Series WW, 5.375%, 7/01/23	5,000,000	3,237,500
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%,
12/15/26	5,000,000	1,525,000
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured,
6.00%, 7/01/23	11,645,000	11,805,817
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 5.00%, 8/01/24.	10,000,000	4,325,000
		33,446,392
Total U.S. Territories		40,630,495
Total Municipal Bonds (Cost $1,486,165,577) 95.2%		1,585,468,938
Other Assets, less Liabilities 4.8%		79,342,153
Net Assets 100.0%		$1,664,811,091

See Abbreviations on page 61.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 43

FRANKLIN CALIFORNIA TAX-FREE TRUST

Financial Highlights
Franklin California Tax-Exempt Money Fund
	Six Months Ended
	December 31, 2015		Year Ended June 30,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period.	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	—	—	—	—	—	—
Net realized and unrealized gains (losses)	—	—	—	(—)[a]	—	—
Total from investment operations	—	—	—	(—)[a]	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	—%	—%	—%	—%	—%	—%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	0.53%	0.53%	0.53%	0.53%	0.54%	0.54%
Expenses net of waiver and payments by
affiliates	0.02%	0.04%	0.05%	0.12%	0.12%	0.23%
Net investment income	—%	—%	—%	—%	—%	—%

Supplemental data
Net assets, end of period (000’s)	$637,709	$666,254	$769,835	$628,480	$564,477	$563,474

aAmount rounds to less than $0.001 per share.
bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.

44 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, December 31, 2015 (unaudited)

Franklin California Tax-Exempt Money Fund
	Principal
	Amount	Value

Municipal Bonds 94.8%
California 94.8%
[a]California Infrastructure and Economic Development Bank Revenue, Los Angeles Special Project, Series A,
Weekly VRDN and Put, 0.03%, 7/01/33	$6,200,000	$6,200,000
[a]California PCFA, PCR, Exxon Mobil Project, Refunding, Series 2000, Daily VRDN and Put, 0.01%, 4/01/17 .	18,800,000	18,800,000
[a]California State Educational Facilities Authority Revenue,
Stanford University, Refunding, Series L-5, Weekly VRDN and Put, 0.01%, 10/01/17	7,900,000	7,900,000
Various, California Institute of Technology, Refunding, Series A, Weekly VRDN and Put, 0.01%,
10/01/36	1,100,000	1,100,000
Various, California Institute of Technology, Series B, Weekly VRDN and Put, 0.01%, 10/01/36	21,850,000	21,850,000
Various, Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.01%, 10/01/22	10,000,000	10,000,000
[a]California State GO,
Kindergarten, Refunding, Series A3, Daily VRDN and Put, 0.01%, 5/01/34	1,400,000	1,400,000
Series A, Sub Series A-2, Daily VRDN and Put, 0.01%, 5/01/33	30,725,000	30,725,000
Series A-1, Daily VRDN and Put, 0.01%, 5/01/33	2,000,000	2,000,000
Various Purpose, Refunding, Series A, Sub Series A1-2, Weekly VRDN and Put, 0.01%, 5/01/40	9,800,000	9,800,000
[a]California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Refunding, Series C, Weekly VRDN and Put, 0.01%, 11/01/38	5,800,000	5,800,000
Children’s Hospital of Orange County, Series D, Weekly VRDN and Put, 0.01%, 11/01/34	8,200,000	8,200,000
Health Facility, Catholic Healthcare West, Series B, Weekly VRDN and Put, 0.01%, 3/01/47	11,725,000	11,725,000
Health Facility, Catholic Healthcare West, Series C, Weekly VRDN and Put, 0.01%, 3/01/47	13,000,000	13,000,000
St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.01%, 7/01/41.	27,575,000	27,575,000
[a]California State HFAR,
MF, Montecito Village, Series B, FHLMC Insured, Weekly VRDN and Put, 0.02%, 4/01/43	6,325,000	6,325,000
MFH III, Series A, Weekly VRDN and Put, 0.01%, 8/01/40	4,925,000	4,925,000
[a]California State Municipal Finance Authority Revenue,
Chevron USA Inc. Project, Recovery Zone Bonds, Series A, Daily VRDN and Put, 0.01%, 11/01/35	5,500,000	5,500,000
Chevron USA Inc. Project, Recovery Zone Bonds, Series B, Daily VRDN and Put, 0.01%, 11/01/35	21,700,000	21,700,000
[a]California State PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put,
0.01%, 11/01/26	10,000,000	10,000,000
[a]California Statewide CDA Revenue,
John Muir Health, Refunding, Series A, Daily VRDN and Put, 0.01%, 8/15/36	7,835,000	7,835,000
John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.01%, 8/15/27	19,100,000	19,100,000
[a]Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, Weekly VRDN and
Put, 0.01%, 7/01/37	22,765,000	22,765,000
[a]East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A-1,
Weekly VRDN and Put, 0.01%, 6/01/38	12,350,000	12,350,000
[a]Hillsborough COP, Refunding, Series A, Weekly VRDN and Put, 0.01%, 6/01/30	2,900,000	2,900,000
[a]Irvine 1915 Act Special Assessment,
Limited Obligation Improvement, AD No. 94-13, Daily VRDN and Put, 0.01%, 9/02/22	3,219,000	3,219,000
Limited Obligation Improvement, AD No. 94-15, Refunding, Daily VRDN and Put, 0.01%, 9/02/20	2,353,000	2,353,000
Limited Obligation Improvement, AD No. 97-16, Daily VRDN and Put, 0.01%, 9/02/22	6,300,000	6,300,000
[a]Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.01%, 10/01/41	26,740,000	26,740,000
[a]Los Angeles County Housing Authority MFHR,
Canyon Country Villas Project, Series H, Weekly VRDN and Put, 0.01%, 12/01/32	7,300,000	7,300,000
Malibu Meadows II Project, Refunding, Series C, Weekly VRDN and Put, 0.01%, 4/15/28	10,600,000	10,600,000
Malibu Meadows Project, Refunding, Series B, FNMA Insured, Weekly VRDN and Put, 0.01%, 4/15/28 .	9,425,000	9,425,000
[a]Los Angeles County MFMR, Housing, Valencia Housing Project, Series C, FHLMC Insured, Weekly VRDN
and Put, 0.01%, 4/01/31	12,325,000	12,325,000
Los Angeles County Revenue, TRAN, 5.00%, 6/30/16	4,000,000	4,092,890

franklintempleton.com

Semiannual Report 45

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Tax-Exempt Money Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
[a]Los Angeles Department of Water and Power Revenue,
Refunding, Series B, Sub Series B-2, Weekly VRDN and Put, 0.01%, 7/01/34.	$10,700,000	$10,700,000
Various, Series B, Sub Series B-3, Daily VRDN and Put, 0.01%, 7/01/34	15,750,000	15,750,000
Water System, Refunding, Sub Series B-1, Weekly VRDN and Put, 0.01%, 7/01/35.	8,100,000	8,100,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.01%, 7/01/35	17,700,000	17,700,000
Los Angeles GO, TRAN, 2.00%, 6/30/16	15,000,000	15,124,495
[a]The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series B-3, Daily VRDN and Put, 0.01%, 7/01/35	9,900,000	9,900,000
Refunding, Series D, Weekly VRDN and Put, 0.01%, 7/01/35	17,900,000	17,900,000
[a]Oceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put, 0.01%, 3/01/49	7,425,000	7,425,000
[a]Orange County Apartment Development Revenue, Park Ridge Villas, Issue 1, Refunding, FNMA Insured,
Weekly VRDN and Put, 0.01%, 11/15/28	9,100,000	9,100,000
[a]Sacramento MUD Electric Revenue, sub. bond, Refunding, Series K, Weekly VRDN and Put, 0.01%,
8/15/28	23,000,000	23,000,000
[a]San Diego County Regional Transportation Commission Sales Tax Revenue,
Limited Tax, Refunding, Series A, Weekly VRDN and Put, 0.01%, 4/01/38	5,000,000	5,000,000
Refunding, Series D, Weekly VRDN and Put, 0.01%, 4/01/38	20,305,000	20,305,000
[a]San Francisco City and County Finance Corp. Revenue, Moscone Center, Refunding, Series 1, Weekly
VRDN and Put, 0.01%, 4/01/30	4,775,000	4,775,000
[a]Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities Replacement
Project, Series B, Weekly VRDN and Put, 0.01%, 11/15/25	19,000,000	19,000,000
[a]Santa Clara Valley Transportation Authority Sales Tax Revenue,
Refunding, Series A, Weekly VRDN and Put, 0.01%, 6/01/26	15,495,000	15,495,000
Refunding, Series C, Weekly VRDN and Put, 0.01%, 6/01/26	6,790,000	6,790,000
[a]University of California Revenue,
General, Refunding, Series A, Weekly VRDN and Put, 0.01%, 5/15/48.	8,000,000	8,000,000
General, Series AL-1, Weekly VRDN and Put, 0.01%, 5/15/48	13,800,000	13,800,000
Regents, General, Refunding, Series AL-3, Weekly VRDN and Put, 0.02%, 5/15/48.	5,000,000	5,000,000
Total Municipal Bonds (Cost $604,694,385 ) 94.8%		604,694,385
Other Assets, less Liabilities 5.2%		33,014,148
Net Assets 100.0%.		$637,708,533

See Abbreviations on page 61.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

46 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN CALIFORNIA TAX-FREE TRUST

Financial Statements

Statements of Assets and Liabilities
December 31, 2015 (unaudited)

		Franklin
	Franklin	California	Franklin
	California	Intermediate-Term	California
	Insured Tax-Free	Tax-Free	Tax-Exempt
	Income Fund	Income Fund	Money Fund
Assets:
Investments in securities:
Cost.	$1,471,341,241	$1,486,165,577	$604,694,385
Value	$1,671,141,585	$1,585,468,938	$604,694,385
Cash	1,889,135	57,210,037	32,932,072
Receivables:
Capital shares sold	269,177	7,599,041	107,427
Interest.	22,021,763	19,234,406	250,043
Affiliates	—	—	72,612
Other assets.	146	123	—
Total assets	1,695,321,806	1,669,512,545	638,056,539
Liabilities:
Payables:
Capital shares redeemed	2,705,401	2,707,810	282,017
Management fees	653,753	643,088	—
Distribution fees	418,068	431,547	—
Transferagentfees	87,190	102,640	1,819
Trustees’ fees and expenses	3,120	1,206	—
Professional fees	24,588	—	38,300
Distributions to shareholders	1,094,156	762,208	—
Accrued expenses and other liabilities	45,612	52,955	25,870
Total liabilities	5,031,888	4,701,454	348,006
Net assets, at value	$1,690,289,918	$1,664,811,091	$637,708,533
Net assets consist of:
Paid-incapital	$1,518,226,650	$1,592,529,038	$637,712,898
Undistributed net investment income	3,988,024	1,249,450	—
Net unrealized appreciation (depreciation)	199,800,344	99,303,361	—
Accumulated net realized gain (loss)	(31,725,100)	(28,270,758)	(4,365)
Net assets, at value	$1,690,289,918	$1,664,811,091	$637,708,533

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 47

FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2015 (unaudited)

		Franklin
	Franklin	California	Franklin
	California	Intermediate-Term	California
	Insured Tax-Free	Tax-Free	Tax-Exempt
	Income Fund	Income Fund	Money Fund
Class A:
Net assets, at value	$1,452,734,705	$937,275,186	$637,708,533
Shares outstanding	110,469,556	77,027,469	637,674,297
Net asset value per share[a]	$13.15	$12.17	$1.00
Maximum offering price per share (net asset value per share ÷ 95.75%,
97.75% and 100.00%, respectively)	$13.73	$12.45	$1.00
Class C:
Net assets, at value	$185,913,981	$260,811,766
Shares outstanding	13,933,371	21,358,536
Net asset value and maximum offering price per share[a]	$13.34	$12.21
Advisor Class :
Net assets, at value	$51,641,232	$466,724,139
Shares outstanding	3,919,957	38,269,831
Net asset value and maximum offering price per share	$13.17	$12.20

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

48 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN CALIFORNIA TAX-FREE TRUST
		FINANCIAL STATEMENTS

Statements of Operations
for the six months ended December 31, 2015 (unaudited)

		Franklin
	Franklin	California	Franklin
	California	Intermediate-Term	California
	Insured Tax-Free	Tax-Free	Tax-Exempt
	Income Fund	Income Fund	Money Fund
Investment income:
Interest	$38,706,771	$27,633,473	$72,137
Expenses:
Management fees (Note 3a)	3,936,035	3,737,081	1,654,361
Distribution fees: (Note 3c)
Class A	659,139	456,918	—
Class C	611,807	816,718	—
Transfer agent fees: (Note 3e)
Class A	188,631	171,838	45,268
Class C	24,193	47,254	—
Advisor Class	6,637	83,511	—
Custodian fees	7,636	6,912	2,800
Reports to shareholders	19,810	22,751	6,508
Registration and filing fees	6,265	9,268	2,883
Professional fees	22,503	27,351	17,974
Trustees’ fees and expenses	21,118	17,701	7,116
Other	42,926	46,604	61,709
Total expenses	5,546,700	5,443,907	1,798,619
Expenses waived/paid by affiliates (Note 3f)	—	—	(1,726,482)
Net expenses	5,546,700	5,443,907	72,137
Net investment income	33,160,071	22,189,566	—
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(23,920)	(7,570,225)	—
Net change in unrealized appreciation (depreciation) on investments.	24,789,913	27,947,897	—
Net realized and unrealized gain (loss)	24,765,993	20,377,672	—
Net increase (decrease) in net assets resulting from operations	$57,926,064	$42,567,238	$—

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 49

FRANKLIN CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin California		Franklin California
	Insured		Intermediate-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	December 31, 2015	Year Ended	December 31, 2015	Year Ended
	(unaudited)	June 30, 2015	(unaudited)	June 30, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$33,160,071	$70,012,174	$22,189,566	$41,680,921
Net realized gain (loss)	(23,920)	10,015,348	(7,570,225)	(628,768)
Net change in unrealized appreciation
(depreciation)	24,789,913	15,104,506	27,947,897	(3,042,601)
Net increase (decrease) in net assets
resulting from operations.	57,926,064	95,132,028	42,567,238	38,009,552
Distributions to shareholders from:
Net investment income:
Class A	(28,918,516)	(61,337,132)	(12,757,987)	(25,141,316)
Class C	(3,144,560)	(6,728,574)	(2,828,369)	(5,480,837)
Advisor Class	(1,037,216)	(2,036,096)	(6,401,649)	(10,831,901)
Total distributions to shareholders	(33,100,292)	(70,101,802)	(21,988,005)	(41,454,054)
Capital share transactions: (Note 2)
Class A	(41,752,026)	(91,540,923)	37,395,320	35,966,780
Class C	(5,577,066)	(16,118,495)	13,943,799	24,889,071
Advisor Class	275,099	3,560,156	37,064,451	173,060,786
Total capital share transactions	(47,053,993)	(104,099,262)	88,403,570	233,916,637
Net increase (decrease) in net assets.	(22,228,221)	(79,069,036)	108,982,803	230,472,135
Net assets:
Beginning of period	1,712,518,139	1,791,587,175	1,555,828,288	1,325,356,153
End of period	$1,690,289,918	$1,712,518,139	$1,664,811,091	$1,555,828,288
Undistributed net investment income included in
net assets:
End of period	$3,988,024	$3,928,245	$1,249,450	$1,047,889

50 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN CALIFORNIA TAX-FREE TRUST
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin California
	Tax-Exempt
	Money Fund
	Six Months Ended
	December 31, 2015	Year Ended
	(unaudited)	June 30, 2015
Increase (decrease) in net assets:
Net investment income from operations	$ —	$—
Capital share transactions (Note2)	(28,545,872)	(103,580,522)
Net increase (decrease) in net assets	(28,545,872)	(103,580,522)
Net assets (there is no undistributed net investment income at beginning or end of period):
Beginning of period	666,254,405	769,834,927
End of period.	$ 637,708,533	$666,254,405

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 51

FRANKLIN CALIFORNIA TAX-FREE TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees. Franklin California Insured Tax-Free Income Fund was closed to all new investments (other than reinvestments of dividends or capital gain distributions) at the close of market on March 1, 2013. Franklin California Tax-Exempt Money Fund was closed to new investors effective at the close of market December 10, 2015. Franklin California Tax-Exempt Money Fund will not accept any additional purchases after the close of market on or about March 11, 2016.

Class A
Franklin California Tax-Exempt Money Fund

Class A, Class C & Advisor Class
Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities in Franklin California Tax-Exempt Money Fund are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2015, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At December 31, 2015, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds’ shares were as follows:

	Franklin California		Franklin California
	Insured		Intermediate-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended December 31, 2015
Shares sold	100,318	$1,310,769	8,166,946	$98,624,519
Shares issued in reinvestment of distributions	1,734,935	22,675,670	846,723	10,240,765
Shares redeemed	(5,042,500)	(65,738,465)	(5,920,002)	(71,469,964)
Net increase (decrease)	(3,207,247)	$(41,752,026)	3,093,667	$37,395,320
Year ended June 30, 2015
Shares sold	334,866	$4,375,341	15,967,054	$194,074,038
Shares issued in reinvestment of distributions	3,632,312	47,448,240	1,624,336	19,747,152
Shares redeemed	(10,997,127)	(143,364,504)	(14,668,226)	(177,854,410)
Net increase (decrease)	(7,029,949)	$(91,540,923)	2,923,164	$35,966,780
Class C Shares:
Six Months ended December 31, 2015
Shares sold	29,952	$398,039	2,422,662	$29,378,579
Shares issued in reinvestment of distributions	190,134	2,521,137	173,236	2,102,871
Shares redeemed	(642,001)	(8,496,242)	(1,447,212)	(17,537,651)
Net increase (decrease)	(421,915)	$(5,577,066)	1,148,686	$13,943,799
Year ended June 30, 2015
Shares sold	42,836	$567,344	4,851,604	$59,189,587
Shares issued in reinvestment of distributions	405,767	5,375,270	328,292	4,005,225
Shares redeemed	(1,666,891)	(22,061,109)	(3,144,493)	(38,305,741)
Net increase (decrease)	(1,218,288)	$(16,118,495)	2,035,403	$24,889,071
Advisor Class Shares:
Six Months ended December 31, 2015
Shares sold	238,364	$3,102,919	6,527,947	$79,032,520
Shares issued in reinvestment of distributions	60,941	797,830	396,420	4,806,313
Shares redeemed	(277,056)	(3,625,650)	(3,865,668)	(46,774,382)
Net increase (decrease)	22,249	$275,099	3,058,699	$37,064,451
Year ended June 30, 2015
Shares sold	895,327	$11,662,412	21,278,440	$258,881,264
Shares issued in reinvestment of distributions	119,711	1,566,857	653,173	7,961,167
Shares redeemed	(743,345)	(9,669,113)	(7,697,432)	(93,781,645)
Net increase (decrease)	271,693	$3,560,156	14,234,181	$173,060,786

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin California
Tax-Exempt
Money Fund
Amount
Six Months ended December 31, 2015
Shares sold	$98,587,735
Shares redeemed	(127,133,607)
Net increase (decrease)	$(28,545,872)
Year ended June 30, 2015
Shares sold	$376,299,974
Shares redeemed	(479,880,496)
Net increase (decrease)	$(103,580,522)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the Funds and Franklin California Tax-Exempt Money Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

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FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
c.	Distribution Fees

The Board for Franklin California Insured Tax-Free Income Fund and Franklin California Intermediate-Term Tax-Free Income Fund has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

		Franklin
	Franklin	California
	California	Intermediate-Term
	Insured Tax-Free	Tax-Free
	Income Fund	Income Fund

Reimbursement Plans:
Class A	0.10%	0.10%
Compensation Plans:
Class C	0.65%	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

		Franklin
	Franklin	California	Franklin
	California	Intermediate-Term	California
	Insured Tax-Free	Tax-Free	Tax-Exempt
	Income Fund	Income Fund	Money Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers.	$—	$48,673	$—
CDSC retained	$—	$39,953	$—

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the period ended December 31, 2015, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

Franklin
	Franklin	California	Franklin
	California	Intermediate-Term	California
	Insured Tax-Free	Tax-Free	Tax-Exempt
	Income Fund	Income Fund	Money Fund

Transfer agent fees	$85,584	$81,982	$30,460

f. Waiver and Expense Reimbursements

In efforts to prevent a negative yield for Franklin California Tax-Exempt Money Fund, Advisers and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers or FT Services at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield.

g. Other Affiliated Transactions

At December 31, 2015, an interested board member of the Trust owned 75.32% of Franklin California Tax-Exempt Money Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At June 30, 2015, the capital loss carryforwards were as follows:

		Franklin California
	Franklin California	Intermediate-Term	Franklin California
	Insured Tax-Free	Tax-Free Income	Tax-Exempt
	Income Fund	Fund	Money Fund
Capital loss carryforwards subject to expiration:
2016	$—	$154,257	$2,546
2017	1,446,203	5,166,158	—
2018	—	1,396,013	—
2019	7,062,310	2,006,118	—
Capital loss carry forwards not subject to
expiration:
Short term	23,192,667	7,814,614	1,819
Long term	—	4,163,375	—
Total capital loss carry forwards	$31,701,180	$20,700,535	$4,365

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FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

At December 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin
	Franklin	California	Franklin
	California	Intermediate-Term	California
	Insured Tax-Free	Tax-Free	Tax-Exempt
	Income Fund	Income Fund	Money Fund

Cost of investments	$1,470,522,087	$1,485,836,317	$604,694,385

Unrealized appreciation	$200,997,212	$111,338,544	$—
Unrealized depreciation	(377,714)	(11,705,923)	—

Net unrealized appreciation (depreciation)	$200,619,498	$99,632,621	$—

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and bond workout expenditures.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2015, were as follows:

		Franklin
	Franklin	California
	California	Intermediate-Term
	Insured Tax-Free	Tax-Free
	Income Fund	Income Fund

Purchases	$13,903,800	$57,697,848
Sales.	$70,160,817	$49,271,349

6. Concentration of Risk

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within California. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. Upcoming Reorganization

On October 20, 2015, the Board for Franklin California Tax-Free Trust approved a proposal to reorganize Franklin California Tax-Exempt Money Fund with and into a new fund to be created for the purpose of the reorganziation, subject to approval by the shareholders of Franklin California Tax-Exempt Money Fund.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which, matured on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 12, 2016, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 10, 2017, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statements of Operations. During the period ended December 31, 2015, the Funds did not use the Global Credit Facility.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2015, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

10. Money Fund Reform

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. If the Franklin California Tax-Exempt Money Fund’s upcoming reorganization is approved by shareholders, the Fund would no longer operate as a money fund and would not be subject to the SEC’s money fund reforms.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
1915 Act	Improvement Bond Act of 1915	HFAR	Housing Finance Authority Revenue
ABAG	The Association of Bay Area Governments	ID	Improvement District
AD	Assessment District	MF	Multi-Family
AGMC	Assured Guaranty Municipal Corp.	MFH	Multi-Family Housing
AMBAC	American Municipal Bond Assurance Corp.	MFHR	Multi-Family Housing Revenue
BAM	Build America Mutual Assurance Co.	MFMR	Multi-Family Mortgage Revenue
BART	Bay Area Rapid Transit	MTA	Metropolitan Transit Authority
BHAC	Berkshire Hathaway Assurance Corp.	MUD	Municipal Utility District
CDA	Community Development Authority/Agency	NATL	National Public Financial Guarantee Corp.
CFD	Community Facilities District	PBA	Public Building Authority
COP	Certificate of Participation	PCFA	Pollution Control Financing Authority
CRDA	Community Redevelopment Authority/Agency	PCR	Pollution Control Revenue
ETM	Escrow to Maturity	PFA	Public Financing Authority
FGIC	Financial Guaranty Insurance Co.	PFAR	Public Financing Authority Revenue
FHA	Federal Housing Authority/Agency	RDA	Redevelopment Agency/Authority
FHLMC	Federal Home Loan Mortgage Corp.	SFMR	Single Family Mortgage Revenue
FICO	Financing Corp.	TRAN	Tax and Revenue Anticipation Note
FNMA	Franklin National Mortgage Association	UHSD	Unified/Union High School District
GNMA	Government National Mortgage Association	USD	Unified/Union School District
GO	General Obligation	XLCA	XL Capital Assurance

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2016